Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.1%)
AMC Networks, Inc. - Class A *	11,748	238
ATN International, Inc.	4,507	174
Cars.com, Inc. *	26,494	305
Cinemark Holdings, Inc. *	44,898	544
Cogent Communications Holdings, Inc.	17,975	938
Consolidated Communications Holdings, Inc. *	30,545	127
The E.W. Scripps Co. - Class A *	24,359	274
Gannett Co., Inc. *	59,359	91
Gogo, Inc. *	27,554	334
The Marcus Corp.	10,228	142
QuinStreet, Inc. *	21,646	227
Scholastic Corp.	12,680	390
Shenandoah Telecommunications Co.	21,009	358
Shutterstock, Inc.	10,121	508
TechTarget, Inc. *	11,399	675
Telephone and Data Systems, Inc.	42,054	584
Thryv Holdings, Inc. *	12,866	294
Yelp, Inc. *	29,505	1,000
Total		7,203

Consumer Discretionary (12.5%)
The Aaron’s Co., Inc.	12,729	124
Abercrombie & Fitch Co. - Class A *	21,232	330
Academy Sports & Outdoors, Inc.	35,730	1,507
Adtalem Global Education, Inc. *	18,966	691
American Axle & Manufacturing Holdings, Inc. *	48,230	329
American Eagle Outfitters, Inc.	66,170	644
America’s Car-Mart, Inc. *	2,530	154
Asbury Automotive Group, Inc. *	9,298	1,405
Bed Bath & Beyond, Inc. *	29,207	178
Big Lots, Inc.	12,101	189
BJ’s Restaurants, Inc. *	9,703	231
Bloomin’ Brands, Inc.	37,481	687
Boot Barn Holdings, Inc. *	12,507	731

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Brinker International, Inc. *	18,568	464
The Buckle, Inc.	12,443	394
Caleres, Inc.	15,423	374
The Cato Corp. - Class A	7,262	69
Cavco Industries, Inc. *	3,474	715
Century Communities, Inc.	12,073	517
The Cheesecake Factory, Inc.	20,385	597
Chico’s FAS, Inc. *	52,389	254
The Children’s Place, Inc. *	5,531	171
Chuy’s Holdings, Inc. *	7,852	182
Conn’s, Inc. *	5,396	38
Dave & Buster’s Entertainment, Inc. *	17,869	555
Designer Brands, Inc.	23,653	362
Dine Brands Global, Inc.	6,580	418
Dorman Products, Inc. *	11,884	976
El Pollo Loco Holdings, Inc. *	7,938	71
Ethan Allen Interiors, Inc.	9,569	202
Frontdoor, Inc. *	34,215	698
Genesco, Inc. *	5,488	216
Gentherm, Inc. *	13,935	693
G-III Apparel Group, Ltd. *	18,295	274
Golden Entertainment, Inc. *	9,209	321
Green Brick Partners, Inc. *	11,409	244
Group 1 Automotive, Inc.	6,629	947
Guess?, Inc.	14,015	206
Haverty Furniture Cos., Inc.	5,753	143
Hibbett, Inc.	5,431	271
Installed Building Products, Inc.	9,898	802
iRobot Corp. *	11,392	642
Jack in the Box, Inc.	8,889	658
Kontoor Brands, Inc.	20,698	696
La-Z-Boy, Inc.	18,243	412
LCI Industries	10,678	1,083
Leslie’s, Inc. *	62,253	916
LGI Homes, Inc. *	8,605	700
Liquidity Services, Inc. *	11,236	183
LL Flooring Holdings, Inc. *	12,354	86

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
M.D.C. Holdings, Inc.	23,823	653
M/I Homes, Inc. *	11,673	423
MarineMax, Inc. *	9,071	270
Meritage Homes Corp. *	15,340	1,078
Mister Car Wash, Inc. *	33,121	284
Monarch Casino & Resort, Inc. *	5,560	312
Monro, Inc.	13,519	588
Motorcar Parts of America, Inc. *	7,944	121
Movado Group, Inc.	6,672	188
National Vision Holdings, Inc. *	33,123	1,081
The ODP Corp. *	17,961	631
Oxford Industries, Inc.	6,286	564
Patrick Industries, Inc.	9,110	399
Perdoceo Education Corp. *	28,444	293
PetMed Express, Inc.	8,910	174
Rent-A-Center, Inc.	22,373	392
Ruth’s Hospitality Group, Inc.	12,939	218
Sally Beauty Holdings, Inc. *	44,872	565
Shake Shack, Inc. - Class A *	15,664	705
Shoe Carnival, Inc.	7,088	152
Signet Jewelers, Ltd.	19,531	1,117
Six Flags Entertainment Corp. *	31,041	549
Sleep Number Corp. *	9,222	312
Sonic Automotive, Inc. - Class A	7,776	337
Sonos, Inc. *	53,436	743
Standard Motor Products, Inc.	7,940	258
Steven Madden, Ltd.	31,183	832
Strategic Education, Inc.	9,414	578
Stride, Inc. *	17,060	717
Sturm, Ruger & Co., Inc.	7,383	375
TRI Pointe Homes, Inc. *	42,709	645
Tupperware Brands Corp. *	16,241	106
Unifi, Inc. *	5,703	54
Universal Electronics, Inc. *	5,047	99
Urban Outfitters, Inc. *	25,290	497
Vista Outdoor, Inc. *	23,735	577
Winnebago Industries, Inc.	13,333	709

Index 600 Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Wolverine World Wide, Inc.	33,061	509
WW International, Inc. *	22,690	89
XPEL, Inc. *	8,232	530
Zumiez, Inc. *	6,534	141

Total		42,615

Consumer Staples (4.9%)
The Andersons, Inc.	13,240	411
B&G Foods, Inc.	30,099	496
Calavo Growers, Inc.	7,366	234
Cal-Maine Foods, Inc.	15,939	886
Central Garden & Pet Co. *	4,111	148
Central Garden & Pet Co. - Class A *	17,380	594
The Chefs’ Warehouse, Inc. *	14,297	414
e.l.f. Beauty, Inc. *	20,907	786
Edgewell Personal Care Co.	21,762	814
Fresh Del Monte Produce, Inc.	12,854	299
The Hain Celestial Group, Inc. *	37,639	635
Hostess Brands, Inc. *	57,302	1,332
Inter Parfums, Inc.	7,510	567
J & J Snack Foods Corp.	6,294	815
John B. Sanfilippo & Son, Inc.	3,709	281
Medifast, Inc.	4,627	501
MGP Ingredients, Inc.	6,463	686
National Beverage Corp.	9,806	378
PriceSmart, Inc.	10,520	606
Seneca Foods Corp. - Class A *	2,352	119
The Simply Good Foods Co. *	35,824	1,146
SpartanNash Co.	15,150	440
Tootsie Roll Industries, Inc.	7,433	247
TreeHouse Foods, Inc. *	21,178	898
United Natural Foods, Inc. *	24,488	842
Universal Corp.	10,301	474
USANA Health Sciences, Inc. *	4,676	262
Vector Group, Ltd.	55,399	488
WD-40 Co.	5,720	1,005

Total		16,804

Energy (4.6%)
Archrock, Inc.	56,215	361
Bristow Group, Inc. *	9,850	231
Callon Petroleum Co. *	21,506	753
Civitas Resources, Inc.	21,781	1,250
CONSOL Energy, Inc.	13,761	885

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
Core Laboratories NV	19,369	261
DMC Global, Inc. *	7,792	125
Dorian LPG, Ltd.	13,308	181
Dril-Quip, Inc. *	14,602	285
Green Plains, Inc. *	24,392	709
Helix Energy Solutions Group, Inc. *	59,879	231
Helmerich & Payne, Inc.	44,266	1,637
Laredo Petroleum, Inc. *	7,181	451
Nabors Industries, Ltd. *	3,728	378
Oceaneering International, Inc. *	41,774	333
Oil States International, Inc. *	26,001	101
Par Pacific Holdings, Inc. *	23,246	381
Patterson-UTI Energy, Inc.	90,941	1,062
PBF Energy, Inc. *	45,049	1,584
ProPetro Holding Corp. *	36,798	296
Ranger Oil Corp. - Class A	8,317	262
REX American Resources Corp. *	6,591	184
RPC, Inc.	34,929	242
SM Energy Co.	51,472	1,936
Talos Energy, Inc. *	27,377	456
US Silica Holdings, Inc. *	31,810	348
World Fuel Services Corp.	26,002	610

Total		15,533

Financials (18.5%)
Allegiance Bancshares, Inc.	7,870	328
Ambac Financial Group, Inc. *	18,880	241
American Equity Investment Life Holding Co.	29,809	1,112
Ameris Bancorp	27,380	1,224
AMERISAFE, Inc.	8,061	377
Apollo Commercial Real Estate Finance, Inc.	54,301	451
ARMOUR Residential REIT, Inc.	48,096	234
Assured Guaranty, Ltd.	25,993	1,259
Axos Financial, Inc. *	22,340	765
B. Riley Financial, Inc.	6,653	296
Banc of California, Inc.	23,406	374
BancFirst Corp.	7,296	653
The Bancorp, Inc. *	23,796	523
BankUnited, Inc.	32,725	1,118
Banner Corp.	14,432	853

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Berkshire Hills Bancorp, Inc.	19,217	525
Blucora, Inc. *	19,899	385
Brightsphere Investment Group, Inc.	13,395	200
Brookline Bancorp, Inc.	32,207	375
Capitol Federal Financial, Inc.	54,181	450
Central Pacific Financial Corp.	11,530	239
City Holding Co.	6,245	554
Columbia Banking System, Inc.	33,036	954
Community Bank System, Inc.	22,646	1,361
Customers Bancorp, Inc. *	12,744	376
CVB Financial Corp.	55,183	1,397
Dime Community Bancshares, Inc.	13,561	397
Donnelley Financial Solutions, Inc. *	10,728	397
Eagle Bancorp, Inc.	13,553	607
Ellington Financial, Inc.	23,860	271
Employers Holdings, Inc.	11,463	395
Encore Capital Group, Inc. *	10,026	456
Enova International, Inc. *	13,439	393
EZCORP, Inc. - Class A *	22,712	175
FB Financial Corp.	14,766	564
First Bancorp	93,918	1,628
First Commonwealth Financial Corp.	39,175	503
First Financial Bancorp	39,857	840
First Hawaiian, Inc.	53,626	1,321
Flagstar Bancorp, Inc.	22,405	748
Franklin BSP Realty Trust, Inc.	35,046	377
Genworth Financial, Inc. - Class A *	211,506	740
Granite Point Mortgage Trust, Inc.	21,963	141
Green Dot Corp. - Class A *	20,088	381
Hanmi Financial Corp.	12,648	300
HCI Group, Inc.	3,002	118
Heritage Financial Corp.	14,784	391
Hilltop Holdings, Inc.	19,256	479
HomeStreet, Inc.	7,467	215
Hope Bancorp, Inc.	50,410	637
Horace Mann Educators Corp.	17,173	606
Independent Bank Corp.	19,278	1,437

Index 600 Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Independent Bank Group, Inc.	14,870	913
Invesco Mortgage Capital, Inc.	13,706	152
James River Group Holdings, Ltd.	15,807	361
KKR Real Estate Finance Trust, Inc.	24,410	397
Lakeland Financial Corp.	10,664	776
LendingTree, Inc. *	4,550	109
Mercury General Corp.	11,163	317
Meta Financial Group, Inc.	12,200	402
Mr. Cooper Group, Inc. *	30,085	1,218
National Bank Holding Corp. - Class A	12,611	466
NBT Bancorp, Inc.	17,995	683
New York Mortgage Trust, Inc.	158,284	370
NMI Holdings, Inc. - Class A *	35,565	724
Northfield Bancorp, Inc.	17,884	256
Northwest Bancshares, Inc.	53,063	717
OFG Bancorp	19,961	502
Pacific Premier Bancorp, Inc.	39,951	1,237
Palomar Holdings, Inc. *	10,600	887
Park National Corp.	6,079	757
PennyMac Mortgage Investment Trust	38,017	448
Piper Sandler Cos.	5,757	603
PRA Group, Inc. *	16,361	538
Preferred Bank	5,724	373
ProAssurance Corp.	22,597	441
PROG Holdings, Inc. *	21,191	317
Provident Financial Services, Inc.	31,520	615
Ready Capital Corp.	42,750	433
Redwood Trust, Inc.	49,026	281
Renasant Corp.	23,409	732
S&T Bancorp, Inc.	16,435	482
Safety Insurance Group, Inc.	6,189	505
Seacoast Banking Corp. of Florida	25,747	778
Selectquote, Inc. *	51,250	37
ServisFirst Bancshares, Inc.	20,504	1,640
Simmons First National Corp. - Class A	53,897	1,174
SiriusPoint, Ltd. *	35,655	176
Southside Bancshares, Inc.	12,810	453
Stellar Bancorp, Inc.	7,659	224

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Financials continued
Stewart Information Services Corp.	11,325	494
StoneX Group, Inc. *	7,230	600
Tompkins Financial Corp.	5,293	384
Triumph Bancorp, Inc. *	9,656	525
Trupanion, Inc. *	14,714	874
TrustCo Bank Corp.	8,012	252
Trustmark Corp.	25,716	788
Two Harbors Investment Corp.	145,033	482
United Community Banks, Inc.	44,544	1,474
United Fire Group, Inc.	9,003	259
Universal Insurance Holdings, Inc.	11,460	113
Veritex Holdings, Inc.	22,776	606
Virtus Investment Partners, Inc.	2,871	458
Walker & Dunlop, Inc.	12,899	1,080
Westamerica Bancorporation	11,355	594
WisdomTree Investments, Inc.	46,731	219
World Acceptance Corp. *	1,514	147
WSFS Financial Corp.	26,672	1,239

Total		63,223

Health Care (12.6%)
AdaptHealth LLC *	32,194	605
Addus HomeCare Corp. *	6,769	645
Allscripts Healthcare Solutions, Inc. *	46,521	708
AMN Healthcare Services, Inc. *	18,170	1,925
Amphastar Pharmaceuticals, Inc. *	16,054	451
AngioDynamics, Inc. *	16,363	335
ANI Pharmaceuticals, Inc. *	5,066	163
Anika Therapeutics, Inc. *	6,272	149
Apollo Medical Holdings, Inc. *	16,474	642
Arcus Biosciences, Inc. *	21,815	571
Artivion, Inc. *	16,952	235
Avanos Medical, Inc. *	19,525	425
Avid Bioservices, Inc. *	25,986	497
BioLife Solutions, Inc. *	14,312	326
Cara Therapeutics, Inc. *	18,947	177
Cardiovascular Systems, Inc. *	17,301	240
Catalyst Pharmaceuticals, Inc. *	39,722	510

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Coherus Biosciences, Inc. *	27,106	260
Collegium Pharmaceutical, Inc. *	14,356	230
Community Health Systems, Inc. *	52,458	113
Computer Programs and Systems, Inc. *	6,198	173
CONMED Corp.	12,795	1,026
Corcept Therapeutics, Inc. *	40,165	1,030
CorVel Corp. *	3,873	536
Covetrus, Inc. *	43,944	918
Cross Country Healthcare, Inc. *	15,249	433
Cutera, Inc. *	7,480	341
Cytokinetics, Inc. *	39,529	1,915
Dynavax Technologies Corp. *	49,405	516
Eagle Pharmaceuticals, Inc. *	4,460	118
Embecta Corp.	24,193	697
Emergent BioSolutions, Inc. *	18,821	395
Enanta Pharmaceuticals, Inc. *	8,179	424
Enhabit, Inc. *	21,073	296
Ensign Group, Inc.	23,215	1,846
Fulgent Genetics, Inc. *	8,517	325
Glaukos Corp. *	19,987	1,064
Hanger, Inc. *	16,383	307
Harmony Biosciences Holdings, Inc. *	12,422	550
HealthStream, Inc. *	10,058	214
Heska Corp. *	4,271	311
Innoviva, Inc. *	26,310	305
Inogen, Inc. *	9,602	233
Integer Holdings Corp. *	13,945	868
Ironwood Pharmaceuticals, Inc. *	55,972	580
iTeos Therapeutics, Inc. *	10,309	196
The Joint Corp. *	5,907	93
Lantheus Holdings, Inc. *	28,827	2,027
LeMaitre Vascular, Inc.	8,162	414
Ligand Pharmaceuticals, Inc. - Class B *	6,734	580
MEDNAX, Inc. *	35,415	585
Meridian Bioscience, Inc. *	18,345	578
Merit Medical Systems, Inc. *	23,837	1,347
Mesa Laboratories, Inc.	2,099	296

Index 600 Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Health Care continued
ModivCare, Inc. *	5,310	529
Myriad Genetics, Inc. *	33,878	646
Nektar Therapeutics *	78,468	251
NeoGenomics, Inc. *	52,706	454
NextGen Healthcare, Inc. *	23,130	409
OptimizeRx Corp. *	7,518	111
OraSure Technologies, Inc. *	29,550	112
Organogenesis Holdings, Inc. *	29,707	96
Orthofix Medical, Inc. *	8,238	157
Owens & Minor, Inc.	31,980	771
Pacira Biosciences, Inc. *	19,244	1,024
The Pennant Group, Inc. *	11,787	123
Phibro Animal Health Corp. - Class A	8,678	115
Prestige Consumer Healthcare, Inc. *	20,900	1,041
RadNet, Inc. *	20,456	416
REGENXBIO, Inc. *	15,894	420
Select Medical Holdings Corp.	43,392	959
Simulations Plus, Inc.	6,721	326
Supernus Pharmaceuticals, Inc. *	22,371	757
Surmodics, Inc. *	5,836	177
uniQure NV *	17,266	324
US Physical Therapy, Inc.	5,468	416
Vanda Pharmaceuticals, Inc. *	23,511	232
Varex Imaging Corp. *	16,777	355
Vericel Corp. *	19,769	459
Vir Biotechnology, Inc. *	31,748	612
Xencor, Inc. *	25,055	651
Zimvie, Inc. *	8,566	85
Zynex, Inc.	9,180	83

Total		42,855

Industrials (15.9%)
3D Systems Corp. *	54,892	438
AAON, Inc.	17,627	950
AAR Corp. *	14,111	505
ABM Industries, Inc.	28,088	1,074
Aerojet Rocketdyne Holdings, Inc. *	31,744	1,269
Aerovironment, Inc. *	10,493	875
Alamo Group, Inc.	4,320	528
Albany International Corp. - Class A	13,055	1,029
Allegiant Travel Co. *	6,487	473
American Woodmark Corp. *	6,887	302
Apogee Enterprises, Inc.	9,392	359

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Applied Industrial Technologies, Inc.	16,150	1,660
ArcBest Corp.	10,285	748
Arcosa, Inc.	20,331	1,163
Astec Industries, Inc.	9,637	301
Atlas Air Worldwide Holdings, Inc. *	10,822	1,034
AZZ, Inc.	10,463	382
Barnes Group, Inc.	21,210	613
Boise Cascade Co.	16,563	985
Brady Corp. - Class A	19,602	818
CIRCOR International, Inc. *	8,580	142
Comfort Systems USA, Inc.	15,020	1,462
CoreCivic, Inc. *	49,379	437
Deluxe Corp.	18,227	304
DXP Enterprises, Inc. *	6,646	157
Encore Wire Corp.	8,030	928
Enerpac Tool Group Corp.	24,399	435
EnPro Industries, Inc.	8,709	740
ESCO Technologies, Inc.	10,893	800
Exponent, Inc.	21,462	1,882
Federal Signal Corp.	25,480	951
Forrester Research, Inc. *	4,700	169
Forward Air Corp.	11,278	1,018
Franklin Electric Co., Inc.	16,341	1,335
The GEO Group, Inc. *	51,859	399
Gibraltar Industries, Inc. *	13,279	544
GMS, Inc. *	17,905	716
Granite Construction, Inc.	18,505	470
The Greenbrier Cos., Inc.	13,664	332
Griffon Corp.	19,885	587
Harsco Corp. *	32,857	123
Hawaiian Holdings, Inc. *	21,627	284
Healthcare Services Group, Inc.	31,232	378
Heartland Express, Inc.	19,628	281
Heidrick & Struggles International, Inc.	8,339	217
Hillenbrand, Inc.	29,166	1,071
HNI Corp.	17,355	460
Hub Group, Inc. - Class A *	14,271	984
Insteel Industries, Inc.	8,196	217
Interface, Inc.	24,666	222
John Bean Technologies Corp.	13,365	1,149
Kaman Corp.	11,769	329
KAR Auction Services, Inc. *	48,633	543

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Kelly Services, Inc. - Class A	14,567	198
Korn Ferry	22,932	1,077
Lindsay Corp.	4,599	659
Marten Transport, Ltd.	24,152	463
Matson, Inc.	16,369	1,007
Matthews International Corp. - Class A	12,845	288
Moog, Inc. - Class A	12,209	859
Mueller Industries, Inc.	23,875	1,419
MYR Group, Inc. *	6,992	592
National Presto Industries, Inc.	2,159	140
NOW, Inc. *	46,490	467
NV5 Global, Inc. *	5,222	647
Park Aerospace Corp.	7,997	88
PGT Innovations, Inc. *	25,164	527
Pitney Bowes, Inc.	67,551	157
Powell Industries, Inc.	3,664	77
Proto Labs, Inc. *	11,593	422
Quanex Building Products Corp.	13,911	253
Resideo Technologies, Inc. *	61,169	1,166
Resources Connection, Inc.	13,398	242
SkyWest, Inc. *	21,210	345
SPX Technologies, Inc. *	18,981	1,048
Standex International Corp.	5,020	410
Sun Country Airlines Holdings, Inc. *	13,664	186
Tennant Co.	7,801	441
Titan International, Inc. *	21,646	263
Trinity Industries, Inc.	34,433	735
Triumph Group, Inc. *	27,273	234
TrueBlue, Inc. *	13,785	263
UFP Industries, Inc.	25,875	1,867
UniFirst Corp.	6,338	1,066
Veritiv Corp. *	5,873	574
Viad Corp. *	8,671	274
Wabash National Corp.	20,572	320

Total		54,346

Information Technology (12.3%)
8x8, Inc. *	50,393	174
A10 Networks, Inc.	27,819	369
Adtran Holdings, Inc.	29,580	579
Advanced Energy Industries, Inc.	15,686	1,214
Agilysys, Inc. *	8,230	456
Alarm.com Holdings, Inc. *	20,885	1,355
Alpha & Omega Semiconductor, Ltd. *	9,309	286
Arlo Technologies, Inc. *	35,988	167

Index 600 Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Avid Technology, Inc. *	14,242	331
Axcelis Technologies, Inc. *	13,817	837
Badger Meter, Inc.	12,301	1,137
Benchmark Electronics, Inc.	14,800	367
Cerence, Inc. *	16,495	260
CEVA, Inc. *	9,777	256
Clearfield, Inc. *	4,796	502
Cohu, Inc. *	20,250	522
Comtech Telecommunications Corp.	11,475	115
Consensus Cloud Solutions, Inc. *	7,407	350
Corsair Gaming, Inc. *	16,100	183
CSG Systems International, Inc.	13,470	712
CTS Corp.	13,376	557
Diebold, Inc. *	29,881	73
Digi International, Inc. *	14,701	508
Digital Turbine, Inc. *	37,770	544
Diodes, Inc. *	19,100	1,240
Ebix, Inc.	9,916	188
ePlus, Inc. *	11,260	468
EVERTEC, Inc.	27,700	868
Extreme Networks, Inc. *	54,275	709
Fabrinet *	15,451	1,475
FARO Technologies, Inc. *	7,556	207
FormFactor, Inc. *	32,388	811
Harmonic, Inc. *	44,005	575
Ichor Holdings, Ltd. *	12,105	293
Insight Enterprises, Inc. *	12,827	1,057
InterDigital, Inc.	12,458	504
Itron, Inc. *	18,988	800
Knowles Corp. *	38,435	468
Kulicke and Soffa Industries, Inc.	24,385	940
LivePerson, Inc. *	29,311	276
LiveRamp Holdings, Inc. *	28,194	512
MaxLinear, Inc. - Class A *	30,260	987
Methode Electronics, Inc. - Class A	15,483	575
NETGEAR, Inc. *	11,914	239
NetScout Systems, Inc. *	28,514	893
OneSpan, Inc. *	14,738	127
Onto Innovation, Inc. *	20,817	1,333
OSI Systems, Inc. *	6,675	481
PC Connection, Inc.	4,668	210
PDF Solutions, Inc. *	12,442	305
Perficient, Inc. *	14,559	947
Photronics, Inc. *	25,929	379
Plexus Corp. *	11,645	1,020

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Progress Software Corp.	18,249	777
Rambus, Inc. *	46,368	1,179
Rogers Corp. *	7,865	1,902
Sanmina Corp. *	24,270	1,118
ScanSource, Inc. *	10,651	281
SMART Global Holdings, Inc. *	20,998	333
SPS Commerce, Inc. *	15,122	1,879
TTEC Holdings, Inc.	7,931	351
TTM Technologies, Inc. *	42,905	566
Ultra Clean Holdings, Inc. *	19,100	492
Unisys Corp. *	28,326	214
Veeco Instruments, Inc. *	21,696	397
Viavi Solutions, Inc. *	95,623	1,248
Xperi Holding Corp.	43,899	621

Total		42,099

Materials (5.5%)
AdvanSix, Inc.	11,832	380
Allegheny Technologies, Inc. *	54,544	1,451
American Vanguard Corp.	12,184	228
Arconic Corp. *	43,105	735
Balchem Corp.	13,492	1,640
Carpenter Technology Corp.	20,244	630
Century Aluminum Co. *	21,627	114
Clearwater Paper Corp. *	7,072	266
Compass Minerals International, Inc.	14,318	552
FutureFuel Corp.	10,628	64
H.B. Fuller Co.	22,303	1,340
Hawkins, Inc.	7,945	310
Haynes International, Inc.	5,195	183
Innospec, Inc.	10,433	894
Kaiser Aluminum Corp.	6,666	409
Koppers Holdings, Inc.	8,780	183
Livent Corp. *	75,261	2,307
Materion Corp.	8,630	690
Mercer International, Inc.	17,026	209
Minerals Technologies, Inc.	13,690	676
Myers Industries, Inc.	15,317	252
O-I Glass, Inc. *	65,703	851
Olympic Steel, Inc.	4,026	92
Quaker Chemical Corp.	5,722	826
Rayonier Advanced Materials, Inc. *	26,149	82
Schweitzer-Mauduit International, Inc.	22,920	506
Stepan Co.	8,903	834

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Materials continued
SunCoke Energy, Inc.	35,432	206
Sylvamo Corp.	13,895	471
TimkenSteel Corp. *	17,392	261
Tredegar Corp.	10,488	99
Trinseo PLC	14,691	269
Warrior Met Coal, Inc.	21,695	617

Total		18,627

Real Estate (7.6%)
Acadia Realty Trust	40,045	505
Agree Realty Corp.	33,515	2,265
Alexander & Baldwin, Inc.	30,476	505
American Assets Trust, Inc.	21,834	562
Armada Hoffler Properties, Inc.	28,632	297
Brandywine Realty Trust	71,774	485
CareTrust REIT, Inc.	40,831	740
Centerspace	6,471	436
Chatham Lodging Trust *	20,284	200
Community Healthcare Trust, Inc.	9,787	321
DiamondRock Hospitality Co.	88,282	663
Diversified Healthcare Trust	101,731	101
Douglas Elliman, Inc.	28,636	117
Easterly Government Properties, Inc.	38,152	602
Essential Properties Realty Trust, Inc.	59,292	1,153
Four Corners Property Trust, Inc.	34,182	827
Franklin Street Properties Corp.	38,915	102
Getty Realty Corp.	17,834	480
Global Net Lease, Inc.	43,420	462
Hersha Hospitality Trust	14,015	112
Hudson Pacific Properties, Inc.	54,120	593
Industrial Logistics Properties Trust	27,670	152
Innovative Industrial Properties, Inc.	11,778	1,042
iStar, Inc.	35,838	332
LTC Properties, Inc.	16,998	637
LXP Industrial Trust	117,509	1,076
Marcus & Millichap, Inc.	10,564	346
NexPoint Residential Trust, Inc.	9,579	443
Office Properties Income Trust	20,468	288
Orion Office REIT, Inc.	23,793	208
OUTFRONT Media, Inc.	61,284	931

Index 600 Stock Portfolio

Common Stocks (98.7%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
RE/MAX Holdings, Inc. - Class A	7,998	151
Realogy Holdings Corp. *	48,013	389
Retail Opportunity Investments Corp.	52,273	719
RPT Realty	36,113	273
Safehold, Inc.	7,310	193
Saul Centers, Inc.	5,406	203
Service Properties Trust	69,642	361
SITE Centers Corp.	78,140	837
The St. Joe Co.	14,339	459
Summit Hotel Properties, Inc.	45,099	303
Sunstone Hotel Investors, Inc.	89,112	839
Tanger Factory Outlet Centers, Inc.	43,935	601
Uniti Group, Inc.	99,659	693
Universal Health Realty Income Trust	5,330	230
Urban Edge Properties	49,268	657
Urstadt Biddle Properties, Inc. - Class A	12,584	195
Veris Residential, Inc. *	33,213	378
Washington Real Estate Investment Trust	36,882	648
Whitestone REIT	19,470	165
Xenia Hotels & Resorts, Inc.	48,166	664

Total		25,941

Utilities (2.2%)
American States Water Co.	15,526	1,210
Avista Corp.	30,641	1,135
California Water Service Group	22,817	1,202
Chesapeake Utilities Corp.	7,448	860
Middlesex Water Co.	7,396	571
Northwest Natural Holding Co.	14,616	634
South Jersey Industries, Inc.	51,417	1,718
Unitil Corp.	6,750	314

Total		7,644

Total Common Stocks (Cost: $334,127)		336,890

Short-Term Investments (0.9%)	Shares/ Par +	Value $ (000’s)
Governments (0.1%)
US Treasury 0.000%, 11/25/22 b	495,000	494

Total		494

Money Market Funds (0.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	2,661,474	2,661

Total		2,661

Total Short-Term Investments (Cost: $3,155)		3,155

Total Investments (99.6%) (Cost: $337,282)@		340,045

Other Assets, Less Liabilities (0.4%)		1,339

Net Assets (100.0%)		341,384

Index 600 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini Russell 2000 Index Futures	Long	USD	3	55	12/22	$4,592	$(371)	$34

							$(371)	$34

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$34	$34	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b	Part or all of the security has been pledged as collateral.
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $337,282 and the net unrealized appreciation of investments based on that cost was $2,392 which is comprised of $61,652 aggregate gross unrealized appreciation and $59,260 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$336,890	$—	$—
Short-Term Investments
Money Market Funds	2,661	—	—
All Others	—	494	—

Total Assets:	$339,551	$494	$—

Liabilities:
Other Financial Instruments^
Futures	(371)	—	—

Total Liabilities:	$(371)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand